Income Taxes - Schedule of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Income Tax Expense [Abstract]
Current income tax expense	¥ 270		¥ 1,021
Deferred income tax expense			20,523
Total	¥ 270	$ 38	¥ 21,544